Fair Value Measurements - Additional Information (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2018 JPY (¥)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of non-marketable equity instruments measured at FVOCI	¥ 7,296
Accumulated other comprehensive income for equity instruments measured at FVOCI reclassified to accumulated deficit	2,267
Accumulated deficit [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Accumulated other comprehensive income for equity instruments measured at FVOCI reclassified to accumulated deficit	2,230
Financial services business [member] | Non-trading Securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of non-marketable equity instruments measured at FVOCI	3,000
AI business CGU [member] | Non-trading Securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of non-marketable equity instruments measured at FVOCI	1,192
Other business [member] | Non-trading Securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of non-marketable equity instruments measured at FVOCI	¥ 2,313